Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies
Schedule of estimated useful lives of property and equipment

Categories	Estimated useful lives
Bikes and e‑bikes	2‑3 years
Vehicles	3-5 years
Computers and equipment	2‑5 years
Leasehold improvement	Lesser of estimated useful life or remaining lease terms
Others	5‑40 years

Schedule of estimated useful lives of identifiable intangible assets

Categories	Estimated useful lives
Non‑compete agreements	6‑7 years
Trademark, patents and others	3-10 years
Driver lists	5 years
Customer lists	5 years
Software	3-5 years
Online payment license*	Indefinite live
Others	Indefinite live
*

An acquired online payment license is considered to be an indefinite live and is carried at cost less any subsequent impairment loss. The Group is required to apply for the renewal of the license issued from government authorities each five years and the Group considered that, based on regulatory precedent, there were no practical difficulties in the renewal process according to the industry practice, thus providing the basis for the indefinite life assumption.